Fair Value (Quantitative Information) (Details) - Level 3	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Mortality Rate | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.0003	0.0003
Measurement Input, Mortality Rate | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.1262	0.1262
Measurement Input, Lapse Rate | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.003	0.003
Measurement Input, Lapse Rate | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.145	0.145
Measurement Input, Utilization Rate | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0	0
Measurement Input, Utilization Rate | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.25	0.25
Measurement Input, Withdrawal Rate | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.0025	0.0025
Measurement Input, Withdrawal Rate | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.10	0.10
Measurement Input, Long Term Equity Volatilities | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.1646	0.1644
Measurement Input, Long Term Equity Volatilities | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.2201	0.2216
Measurement Input, Entity Credit Risk | Minimum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0	(0.0038)
Measurement Input, Entity Credit Risk | Maximum
Fair Value, Option, Quantitative Disclosures
Embedded Derivative Liability, Measurement Input	0.0198	0.0149